PENSION PLANS (Details 1) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 2,685.9	$ 2,182.8	$ 2,182.8	$ 1,978.7
Service cost			4.3	2.8
Interest cost			83.3	86.5	$ 81.1
Actuarial (gain) loss			(44.0)	255.6
Benefits paid			(208.4)	(135.5)
Curtailments/settlements			12.7	0.2
Business combination			669.9	0.0
Currency translation adjustments			(14.7)	(5.5)
Benefit obligation at end of year			2,685.9	2,182.8	1,978.7
Change in Plan Assets [Roll Forward]
Fair value of plans' assets at beginning of year	2,036.5	1,978.7	1,978.7	1,860.7
Actual return on plans' assets			(25.0)	253.6
Employer contributions	0.5	0.2	78.6	5.4
Benefits paid			(208.4)	(135.5)
Business combination			222.8	0.0
Currency translation adjustments			(10.2)	(5.5)
Fair value of plans' assets at end of year			2,036.5	1,978.7	1,860.7
Funded Status [Abstract]
Total funded status			(649.4)	(204.1)
Qualified Pension Plan
Funded Status [Abstract]
Total funded status			(644.3)	(138.7)
Non-Qualified Pension Plan
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	5.1	65.4	65.4
Benefit obligation at end of year			5.1	65.4
Funded Status [Abstract]
Total funded status			(5.1)	(65.4)
United States Pension Plan of US Entity
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2,458.5	2,116.5	2,116.5	1,916.5
Service cost			2.1	2.3
Interest cost	22.4	20.6	80.2	83.8
Actuarial (gain) loss			(45.8)	245.8
Benefits paid			(205.6)	(131.9)
Curtailments/settlements			12.6	0.0
Business combination			498.5	0.0
Currency translation adjustments			0.0	0.0
Benefit obligation at end of year			2,458.5	2,116.5	1,916.5
Change in Plan Assets [Roll Forward]
Fair value of plans' assets at beginning of year	1,974.0	1,915.4	1,915.4	1,798.6
Actual return on plans' assets			(25.4)	244.2
Employer contributions			77.6	4.5
Benefits paid			(205.6)	(131.9)
Business combination			212.0	0.0
Currency translation adjustments			0.0	0.0
Fair value of plans' assets at end of year			1,974.0	1,915.4	1,798.6
Funded Status [Abstract]
Total funded status			(484.5)	(201.1)
United States Pension Plan of US Entity | Qualified Pension Plan
Funded Status [Abstract]
Total funded status			(480.8)	(137.5)
United States Pension Plan of US Entity | Non-Qualified Pension Plan
Funded Status [Abstract]
Total funded status			(3.7)	(63.6)
Foreign Pension Plans, Defined Benefit
Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	227.4	66.3	66.3	62.2
Service cost			2.2	0.5
Interest cost			3.1	2.7
Actuarial (gain) loss			1.8	9.8
Benefits paid			(2.8)	(3.6)
Curtailments/settlements			0.1	0.2
Business combination			171.4	0.0
Currency translation adjustments			(14.7)	(5.5)
Benefit obligation at end of year			227.4	66.3	62.2
Change in Plan Assets [Roll Forward]
Fair value of plans' assets at beginning of year	$ 62.5	$ 63.3	63.3	62.1
Actual return on plans' assets			0.4	9.4
Employer contributions			1.0	0.9
Benefits paid			(2.8)	(3.6)
Business combination			10.8	0.0
Currency translation adjustments			(10.2)	(5.5)
Fair value of plans' assets at end of year			62.5	63.3	$ 62.1
Funded Status [Abstract]
Total funded status			(164.9)	(3.0)
Foreign Pension Plans, Defined Benefit | Qualified Pension Plan
Funded Status [Abstract]
Total funded status			(163.5)	(1.2)
Foreign Pension Plans, Defined Benefit | Non-Qualified Pension Plan
Funded Status [Abstract]
Total funded status			$ (1.4)	$ (1.8)